Basis of Presentation and Summary of Significant Accounting Policies - Forfeiture Rates of Share-Based Awards and Advertising Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advertising
Advertising expenses	$ 12.4	$ 13.2	$ 11.5
Other employees
Share-based Compensation
Estimated forfeiture rate	8.00%
Minimum | Executive officers
Share-based Compensation
Estimated forfeiture rate	0.00%
Maximum | Executive officers
Share-based Compensation
Estimated forfeiture rate	3.00%